DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Assumptions for Determining Derivative Warrant Liability Fair Value						3 Months Ended
	Dec. 31, 2016 $ / shares	Sep. 21, 2016 $ / shares	May 04, 2015 $ / shares	May 01, 2015 $ / shares	Dec. 31, 2014 $ / shares	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017
Schedule of Assumptions for Determining Derivative Warrant Liability Fair Value [Abstract]
Current stock price (in Dollars per share)	$ 3.20	$ 1.20	$ 3.50	$ 3.75	$ 5.02
Risk-free interest rate	1.50%	0.92%	0.60%	0.60%	0.60%	1.50%
Expected term (in years)	2 years 255 days	3 years	1 year 292 days	1 year 292 days	3 years	2 years
Expected volatility	153.00%	146.00%	133.00%	133.00%	129.00%	128.00%
Early exercise factor			1.33	1.33	1.33
Number of iterations	5	5				5	5	5